iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Axon Enterprise, Inc.
(a)
..................... 43,266 $ 19,414,319
General Electric Co. ....................... 266,258 86,203,690
Howmet Aerospace, Inc. .................... 140,892 36,385,359
L3Harris Technologies, Inc. .................. 157,341 49,590,736
Northrop Grumman Corp. ................... 62,423 35,186,597
Rocket Lab Corp.
(a)
....................... 157,595 22,611,731
RTX Corp. ............................. 410,436 73,738,932
323,131,364
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 143,682 25,668,789
Expeditors International of Washington, Inc. ....... 162,369 25,652,679
51,321,468
a
Automobiles  —  2 .0%
General Motors Co. ....................... 233,754 19,457,683
Tesla, Inc.
(a)
............................. 752,980 328,141,154
347,598,837
a
Banks  —  2 .9%
Bank of America Corp. ..................... 1,405,675 72,532,830
Citigroup, Inc. ........................... 516,900 65,077,710
Fifth Third Bancorp ....................... 560,867 28,004,089
JPMorgan Chase & Co. .................... 710,576 212,682,503
PNC Financial Services Group, Inc. (The) ........ 228,462 50,517,518
U.S. Bancorp ........................... 639,572 35,080,524
Wells Fargo & Co. ........................ 504,124 39,089,775
502,984,949
a
Beverages  —  0 .8%
Coca-Cola Co. (The) ...................... 1,179,831 93,218,447
Keurig Dr Pepper, Inc. ..................... 596,643 17,917,189
PepsiCo, Inc. ........................... 155,303 22,393,140
133,528,776
a
Biotechnology  —  1 .8%
AbbVie, Inc. ............................ 533,987 116,259,650
Alnylam Pharmaceuticals, Inc.
(a)
............... 57,695 17,422,736
Amgen, Inc. ............................ 139,556 47,001,065
Biogen, Inc.
(a)
........................... 89,081 17,459,876
Gilead Sciences, Inc. ...................... 435,966 58,606,909
Regeneron Pharmaceuticals, Inc. .............. 26,932 16,557,255
Vertex Pharmaceuticals, Inc.
(a)
................ 90,438 40,474,623
313,782,114
a
Broadline Retail  —  4 .1%
Amazon.com, Inc.
(a)
....................... 2,558,712 692,489,816
MercadoLibre, Inc.
(a)
....................... 14,146 23,986,665
716,476,481
a
Building Products  —  0 .7%
Carrier Global Corp. ....................... 417,007 26,634,237
Johnson Controls International PLC ............ 157,134 21,065,384
Lennox International, Inc. ................... 35,171 17,661,469
Trane Technologies PLC .................... 126,913 57,275,837
122,636,927
a
Capital Markets  —  3 .7%
Ares Management Corp. , Class A .............. 140,175 18,012,488
Bank of New York Mellon Corp. (The) ........... 495,146 69,038,207
BlackRock, Inc.
(b)
......................... 40,102 41,981,982
Cboe Global Markets, Inc. ................... 116,892 38,990,496
Charles Schwab Corp. (The) ................. 184,923 16,153,024
CME Group, Inc. , Class A ................... 71,468 19,549,357
Security Shares Value
a
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ............. 101,681 $ 104,279,966
Intercontinental Exchange, Inc. ............... 208,644 30,848,015
Moody's Corp. ........................... 53,005 24,024,516
Morgan Stanley .......................... 413,989 86,109,712
Nasdaq, Inc. ............................ 294,358 27,234,002
Raymond James Financial, Inc. ............... 193,836 27,798,021
Robinhood Markets, Inc. , Class A
(a)
............. 228,891 21,584,421
S&P Global, Inc. ......................... 143,106 60,676,944
State Street Corp. ........................ 223,290 34,752,856
T Rowe Price Group, Inc. ................... 274,365 28,679,373
649,713,380
a
Chemicals  —  1 .0%
Ecolab, Inc. ............................ 227,244 58,174,464
Linde PLC ............................. 140,942 70,145,424
PPG Industries, Inc. ....................... 217,694 24,595,068
Sherwin-Williams Co. (The) .................. 91,643 27,844,809
180,759,765
a
Commercial Services & Supplies  —  0 .1%
Veralto Corp. ............................ 221,627 18,224,388
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(a)
..................... 287,101 45,783,997
Ciena Corp.
(a)
........................... 42,509 24,664,997
Cisco Systems, Inc. ....................... 1,168,732 140,738,707
F5, Inc.
(a)
.............................. 53,055 20,343,940
Lumentum Holdings, Inc.
(a)
.................. 20,256 17,318,070
Motorola Solutions, Inc. .................... 42,594 17,177,308
266,027,019
a
Construction & Engineering  —  0 .4%
Comfort Systems USA, Inc. .................. 11,296 20,651,460
EMCOR Group, Inc. ....................... 20,038 16,567,819
Quanta Services, Inc. ...................... 33,846 24,089,214
61,308,493
a
Construction Materials  —  0 .3%
CRH PLC .............................. 518,344 56,390,644
a
Consumer Finance  —  0 .7%
American Express Co. ..................... 211,430 66,911,252
Capital One Financial Corp. .................. 176,233 33,119,468
Synchrony Financial ....................... 244,703 17,481,582
117,512,302
a
Consumer Staples Distribution & Retail  —  1 .6%
Casey's General Stores, Inc. ................. 55,704 42,732,767
Costco Wholesale Corp. .................... 122,703 117,343,333
Dollar General Corp. ...................... 164,046 18,145,128
Dollar Tree, Inc.
(a)
......................... 187,346 21,814,568
Kroger Co. (The) ......................... 276,608 17,191,187
Sysco Corp. ............................ 519,031 39,347,740
Target Corp. ............................ 220,799 28,056,929
284,631,652
a
Containers & Packaging  —  0 .1%
International Paper Co. ..................... 643,173 21,527,000
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 1,949,273 48,341,970
Verizon Communications, Inc. ................ 1,982,823 94,798,768
143,140,738
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities  —  1 .2%
Constellation Energy Corp. .................. 65,174 $ 18,753,819
Entergy Corp. ........................... 281,269 30,672,384
Eversource Energy ....................... 394,000 26,898,380
Exelon Corp. ............................ 1,262,889 57,638,254
NextEra Energy, Inc. ...................... 810,189 70,494,545
204,457,382
a
Electrical Equipment  —  1 .0%
Bloom Energy Corp. , Class A
(a)
................ 65,766 18,743,310
Eaton Corp. PLC ......................... 95,445 38,235,267
GE Vernova, Inc. ......................... 77,834 75,368,219
Rockwell Automation, Inc. ................... 40,203 18,133,965
Vertiv Holdings Co. , Class A ................. 52,678 16,630,971
167,111,732
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 146,555 21,801,522
Coherent Corp.
(a)
......................... 39,483 14,271,920
Corning, Inc. ............................ 246,676 44,687,824
Keysight Technologies, Inc.
(a)
................. 91,242 30,869,906
TE Connectivity PLC ...................... 86,598 18,480,879
130,112,051
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 388,276 24,803,071
TechnipFMC PLC ........................ 293,484 20,080,175
44,883,246
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 84,192 16,983,210
Netflix, Inc.
(a)
............................ 1,009,886 86,870,394
Walt Disney Co. (The) ..................... 419,011 42,667,890
Warner Bros Discovery, Inc.
(a)
................ 634,598 17,140,492
163,661,986
a
Financial Services  —  2 .2%
Berkshire Hathaway, Inc. , Class B
(a)
............ 194,095 92,094,196
Mastercard, Inc. , Class A .................... 207,962 102,729,069
PayPal Holdings, Inc. ...................... 386,074 17,276,811
Visa, Inc. , Class A ........................ 548,227 178,919,364
391,019,440
a
Food Products  —  0 .9%
Archer-Daniels-Midland Co. .................. 328,386 26,198,635
Bunge Global SA ......................... 202,074 24,915,724
General Mills, Inc. ........................ 703,483 23,784,760
Hershey Co. (The) ........................ 88,047 17,083,760
Kraft Heinz Co. (The) ...................... 1,550,520 37,227,985
Mondelez International, Inc. , Class A ............ 338,798 20,724,274
149,935,138
a
Ground Transportation  —  0 .8%
CSX Corp. ............................. 461,473 20,886,268
JB Hunt Transport Services, Inc. .............. 66,196 18,298,560
Uber Technologies, Inc.
(a)
................... 438,082 30,840,973
Union Pacific Corp. ....................... 186,968 49,105,276
XPO, Inc.
(a)
............................. 85,766 18,375,365
137,506,442
a
Health Care Equipment & Supplies  —  1 .2%
Abbott Laboratories ....................... 191,224 16,368,775
Boston Scientific Corp.
(a)
.................... 298,825 14,436,236
Edwards Lifesciences Corp.
(a)
................ 367,192 31,751,092
IDEXX Laboratories, Inc.
(a)
................... 69,853 39,364,261
Intuitive Surgical, Inc.
(a)
..................... 50,788 21,566,616
STERIS PLC ............................ 198,158 42,154,151
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................... 170,956 $ 52,156,966
217,798,097
a
Health Care Providers & Services  —  1 .7%
Cardinal Health, Inc. ....................... 187,863 36,971,439
Cencora, Inc. ........................... 118,708 31,975,187
Centene Corp.
(a)
......................... 286,971 17,103,472
Cigna Group (The) ........................ 104,443 28,972,488
Elevance Health, Inc. ...................... 77,284 30,387,296
Humana, Inc. ........................... 54,665 16,695,784
Labcorp Holdings, Inc. ..................... 66,921 17,403,475
McKesson Corp. ......................... 54,759 40,655,272
UnitedHealth Group, Inc. .................... 219,597 83,514,935
303,679,348
a
Health Care REITs  —  0 .2%
Welltower, Inc. ........................... 198,307 40,718,376
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 122,380 21,335,729
a
Hotels, Restaurants & Leisure  —  1 .1%
Booking Holdings, Inc. ..................... 189,477 31,724,134
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 767,991 24,468,193
Flutter Entertainment PLC , Class DI
(a)
........... 174,100 16,884,218
Hilton Worldwide Holdings, Inc. ............... 64,065 20,991,538
McDonald's Corp. ........................ 105,512 29,458,950
Royal Caribbean Cruises Ltd. ................ 68,668 19,544,973
Starbucks Corp. .......................... 321,166 31,846,821
Yum! Brands, Inc. ........................ 111,560 16,505,302
191,424,129
a
Household Durables  —  0 .1%
DR Horton, Inc. .......................... 126,003 18,533,781
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 362,071 34,624,850
Clorox Co. (The) ......................... 183,501 16,518,760
Colgate-Palmolive Co. ..................... 430,160 38,770,321
Kimberly-Clark Corp. ...................... 334,171 32,615,090
Procter & Gamble Co. (The) ................. 670,833 96,304,785
218,833,806
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 242,578 37,145,969
Honeywell International, Inc. ................. 351,812 83,682,002
120,827,971
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 345,703 49,598,009
a
Insurance  —  1 .7%
Allstate Corp. (The) ....................... 75,596 15,579,580
Arch Capital Group Ltd.
(a)
................... 290,357 25,940,494
Hartford Insurance Group, Inc. (The) ............ 649,586 82,581,868
Marsh & McLennan Companies, Inc. ............ 102,856 16,453,874
MetLife, Inc. ............................ 546,320 45,175,201
Progressive Corp. (The) .................... 184,673 35,161,739
Prudential Financial, Inc. .................... 310,015 31,199,910
Travelers Companies, Inc. (The) ............... 79,483 23,200,293
Willis Towers Watson PLC ................... 66,785 16,674,211
291,967,170
a
Interactive Media & Services  —  8 .0%
Alphabet, Inc. , Class A ..................... 1,057,049 402,038,017
Alphabet, Inc. , Class C , NVS ................. 1,748,258 658,096,759

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services (continued)
Meta Platforms, Inc. , Class A ................. 553,401 $ 350,031,666
1,410,166,442
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 229,667 42,963,806
Cloudflare, Inc. , Class A
(a)
................... 96,112 23,241,804
International Business Machines Corp. .......... 287,591 85,644,600
MongoDB, Inc. , Class A
(a)
................... 50,720 17,019,096
Okta, Inc. , Class A
(a)
....................... 198,067 24,415,719
Snowflake, Inc. , Class A
(a)
................... 100,122 25,586,177
Twilio, Inc. , Class A
(a)
...................... 86,633 16,515,715
235,386,917
a
Life Sciences Tools & Services  —  0 .8%
Danaher Corp. .......................... 148,074 27,048,678
IQVIA Holdings, Inc.
(a)
...................... 98,407 17,930,739
Mettler-Toledo International, Inc.
(a)
............. 28,201 33,293,537
Thermo Fisher Scientific, Inc. ................. 64,883 31,955,526
Waters Corp.
(a)
.......................... 51,110 19,604,263
West Pharmaceutical Services, Inc. ............ 55,856 18,030,875
147,863,618
a
Machinery  —  1 .7%
Caterpillar, Inc. .......................... 137,452 120,390,083
CNH Industrial N.V. ....................... 1,659,415 16,942,627
Cummins, Inc. ........................... 100,746 65,145,386
Deere & Co. ............................ 64,684 35,070,371
Parker-Hannifin Corp. ...................... 26,492 22,375,938
Pentair PLC ............................ 238,087 16,866,083
Xylem, Inc. ............................. 249,638 27,345,347
304,135,835
a
Metals & Mining  —  0 .5%
Freeport-McMoRan, Inc. .................... 289,181 19,002,084
Newmont Corp. .......................... 338,732 37,196,161
Nucor Corp. ............................ 76,625 19,156,250
Steel Dynamics, Inc. ....................... 75,996 19,770,359
95,124,854
a
Multi-Utilities  —  0 .7%
CMS Energy Corp. ........................ 231,653 16,811,058
NiSource, Inc. ........................... 1,308,585 60,482,799
Public Service Enterprise Group, Inc. ........... 302,850 23,819,153
Sempra ............................... 200,286 17,851,491
118,964,501
a
Oil, Gas & Consumable Fuels  —  3 .1%
Cheniere Energy, Inc. ...................... 147,068 33,069,710
Chevron Corp. ........................... 197,335 36,005,744
ConocoPhillips .......................... 359,554 40,981,965
Devon Energy Corp. ....................... 342,042 15,217,449
Diamondback Energy, Inc. ................... 171,925 32,920,199
EOG Resources, Inc. ...................... 117,664 15,694,024
EQT Corp. ............................. 322,141 17,695,205
Expand Energy Corp. ...................... 168,520 15,668,990
Exxon Mobil Corp. ........................ 871,243 126,556,758
Kinder Morgan, Inc. ....................... 1,273,131 39,568,912
Occidental Petroleum Corp. .................. 403,927 22,874,386
ONEOK, Inc. ............................ 266,295 22,352,802
Phillips 66 .............................. 127,758 22,470,077
Targa Resources Corp. ..................... 128,253 32,713,493
Texas Pacific Land Corp. .................... 43,025 16,908,825
Williams Companies, Inc. (The) ............... 797,511 56,934,310
547,632,849
a
Security Shares Value
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 307,982 $ 25,402,355
a
Pharmaceuticals  —  3 .1%
Bristol-Myers Squibb Co. .................... 404,567 23,133,141
Eli Lilly & Co. ........................... 214,338 236,843,490
Johnson & Johnson ....................... 548,490 123,591,252
Merck & Co., Inc. ......................... 658,423 78,167,979
Pfizer, Inc. ............................. 1,406,884 36,832,223
Royalty Pharma PLC , Class A ................ 357,365 19,926,672
Zoetis, Inc. , Class A ....................... 426,003 33,096,173
551,590,930
a
Professional Services  —  0 .6%
Automatic Data Processing, Inc. ............... 253,023 56,130,622
Broadridge Financial Solutions, Inc. ............ 130,782 20,103,809
Jacobs Solutions, Inc. ...................... 211,822 25,388,985
101,623,416
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 165,082 20,641,853
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 91,816 16,757,338
a
Semiconductors & Semiconductor Equipment  —  18 .1%
Advanced Micro Devices, Inc.
(a)
............... 448,170 231,300,537
Analog Devices, Inc. ....................... 138,712 57,405,961
Applied Materials, Inc. ..................... 268,443 120,815,457
Broadcom, Inc. .......................... 1,219,839 544,987,470
Credo Technology Group Holding Ltd.
(a)
.......... 100,443 23,707,561
First Solar, Inc.
(a)
......................... 76,561 23,488,149
Intel Corp.
(a)
............................ 1,208,232 138,560,046
KLA Corp. .............................. 31,839 61,185,325
Lam Research Corp. ...................... 406,049 129,196,671
Marvell Technology, Inc. .................... 264,332 54,188,060
Micron Technology, Inc. ..................... 299,182 290,505,722
Monolithic Power Systems, Inc. ............... 11,562 18,108,520
NVIDIA Corp. ........................... 6,237,045 1,316,889,681
NXP Semiconductors N.V. ................... 88,128 28,319,933
QUALCOMM, Inc. ........................ 264,564 66,410,855
Texas Instruments, Inc. ..................... 244,871 74,852,167
3,179,922,115
a
Software  —  9 .1%
Adobe, Inc.
(a)
............................ 167,692 43,467,443
AppLovin Corp. , Class A
(a)
................... 48,975 30,026,083
Autodesk, Inc.
(a)
.......................... 157,441 36,417,678
Cadence Design Systems, Inc.
(a)
.............. 120,226 45,076,334
Crowdstrike Holdings, Inc. , Class A
(a)
............ 54,400 39,766,400
Datadog, Inc. , Class A
(a)
.................... 86,246 21,332,948
Fortinet, Inc.
(a)
........................... 161,603 22,296,366
Intuit, Inc. .............................. 92,907 30,801,458
Microsoft Corp. .......................... 1,909,768 859,853,944
Oracle Corp. ............................ 465,547 105,111,202
Palantir Technologies, Inc. , Class A
(a)
........... 491,467 76,934,244
Palo Alto Networks, Inc.
(a)
................... 305,445 86,040,802
Salesforce, Inc. .......................... 263,230 50,303,253
ServiceNow, Inc.
(a)
........................ 495,227 61,591,382
Synopsys, Inc.
(a)
......................... 81,192 38,616,539
Trimble, Inc.
(a)
........................... 626,443 35,337,650
Zscaler, Inc.
(a)
........................... 96,865 13,534,946
1,596,508,672
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 299,409 55,977,507
Crown Castle, Inc. ........................ 345,629 31,625,053

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialized REITs (continued)
Digital Realty Trust, Inc. .................... 181,116 $ 34,412,040
Equinix, Inc. ............................ 55,915 59,719,457
Iron Mountain, Inc. ........................ 137,431 17,625,526
SBA Communications Corp. , Class A ............ 100,433 20,403,968
Weyerhaeuser Co. ........................ 743,172 18,215,146
237,978,697
a
Specialty Retail  —  1 .4%
Best Buy Co., Inc. ........................ 286,301 22,317,163
Home Depot, Inc. (The) .................... 343,812 109,036,538
Lowe's Companies, Inc. .................... 295,583 63,361,172
O'Reilly Automotive, Inc.
(a)
................... 184,698 16,046,562
Tractor Supply Co. ........................ 651,815 20,551,727
Williams-Sonoma, Inc. ..................... 98,852 20,123,301
251,436,463
a
Technology Hardware, Storage & Peripherals  —  8 .1%
Apple, Inc. ............................. 3,897,665 1,216,305,340
Dell Technologies, Inc. , Class C ............... 80,331 33,812,121
Hewlett Packard Enterprise Co. ............... 701,049 30,173,149
NetApp, Inc. ............................ 155,716 27,139,742
Seagate Technology Holdings PLC ............. 63,203 55,605,999
Western Digital Corp. ...................... 120,847 64,195,135
1,427,231,486
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 180,068 20,500,742
Tapestry, Inc. ............................ 128,959 18,758,376
39,259,118
a
Trading Companies & Distributors  —  0 .4%
Ferguson Enterprises, Inc. ................... 76,620 17,313,822
United Rentals, Inc. ....................... 18,427 18,347,211
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 33,642 $ 41,522,302
77,183,335
a
Total Common Stocks — 99.8%
(Cost: $ 12,144,734,181 ) .............................. 17,558,910,924
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 207,094 2,071
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 2,071
Total Long-Term Investments — 99.8%
(Cost: $ 12,144,734,181 ) .............................. 17,558,912,995
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 20,404,297 20,404,297
a
Total Short-Term Securities — 0.1%
(Cost: $ 20,404,297 ) ................................. 20,404,297
Total Investments — 99.9%
(Cost: $ 12,165,138,478 ) .............................. 17,579,317,292
Other Assets Less Liabilities — 0 .1% ..................... 14,632,430
Net Assets — 100.0% ................................. $ 17,593,949,722
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 66,040,594  $ —  $ (66,031,633)
(b)
$ 4,464  $ (13,425) $ —  —  $ 66,601
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 23,405,195  —  (3,000,898)
(b)
—  —  20,404,297  20,404,297  727,856  —
BlackRock, Inc. .... 20,595,102  27,818,229  (4,331,720) 418,414  (2,518,043) 41,981,982  40,102  404,357  —
$ —  $ 422,878  $ (2,531,468)
$ 62,386,279
$ 1,198,814  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 111 06/18/26 $ 42,156 $ 1,732,698
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,558,910,924 $ — $ — $ 17,558,910,924
Rights ................................................ — 2,071 — 2,071
Short-Term Securities
Money Market Funds ...................................... 20,404,297 — — 20,404,297
$ 17,579,315,221 $ 2,071 $ — $ 17,579,317,292
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,732,698 $ — $ — $ 1,732,698
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust